Long-Term Obligations	12 Months Ended
Dec. 31, 2012
Long-Term Obligations
7.	LONG-TERM OBLIGATIONS

Long-term obligations, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Senior Secured Term Loan Facility, repaid in 2012	$—	$448,434
Senior Secured Term Loan Facility, due 2016	1,452,506	1,467,931
11% Senior Subordinated Notes, due 2016	450,000	450,000
Senior Secured Term Loan Facility, due 2018	965,150	—
8 5/8% Senior Notes, due 2018	500,000	500,000
7 7/8% Senior Notes, due 2019	650,000	650,000

	4,017,656	3,516,365

Less: current maturities	(25,125)	(15,425)

Long-term obligations	$3,992,531	$3,500,940

On August 15, 2012, we amended our senior secured credit facilities by entering into an amendment to our amended and restated credit agreement (as so amended, the “Amended Credit Agreement”). The Amended Credit Agreement provided for new senior secured term loans in a principal amount of $970.0 million, due June 30, 2018 (the “New Term Loans”). The net proceeds of the New Term Loans were used to repay approximately $448.4 million in term loans due October 24, 2013, to fund a special cash dividend to our stockholders and to pay fees and expenses related to the execution of the amendment and related transactions. The interest rate margins for the New Term Loans are 4.50%, for LIBOR rate loans, and 3.50%, for base rate loans. The Amended Credit Agreement also provides for interest rate floors applicable to the New Term Loans and the remaining term loans under our senior secured credit facilities. The interest rate floors are 1.25%, for the LIBOR component of the LIBOR rate loans, and 2.25%, for the base rate component of the base rate loans. The Amended Credit Agreement also provides for a soft call option applicable to the New Term Loans and the remaining term loans under the senior secured credit facilities. The soft call option provides for a premium equal to 1.0% of the amount of the repricing payment, in the event that, on or prior to the first anniversary of the effective date of the amendment, we or our subsidiary borrowers enter into certain repricing transactions. The Amended Credit Agreement also modified the financial covenants and certain covenant baskets.

Interest expense during 2012, 2011 and 2010 on these long-term obligations was approximately $271.9 million, $267.7 million and $252.7 million, respectively.

Future maturities of long-term debt, in thousands, were:

Year Ending December 31,	Amount
2013	$25,125
2014	$25,125
2015	$25,125
2016	$1,865,927
2017	$9,700
Thereafter	$2,066,654

Senior Secured Term Loan Facility.

Our senior secured term loan facility bears interest at variable rates. The amended and restated senior secured term loan facility requires annual principal payments of approximately $25.1 million, paid quarterly with balloon payments at maturity dates of July 15, 2016 and June 30, 2018 of approximately $1,398.5 million and $911.8 million, respectively.

The interest rate margins for the amended and restated senior secured term loans due 2016 are based on our corporate debt rating based on a grid, which ranges from 4.00% to 4.625% for LIBOR rate loans (LIBOR plus 4.25% at December 31, 2012), and from 3.00% to 3.625% for base rate loans (Base Rate plus 3.25% at December 31, 2012). The interest rate margins for the New Term Loans are 4.50%, for LIBOR rate loans, and 3.50%, for base rate loans. The Amended Credit Agreement also provides for interest rate floors applicable to the New Term Loans and the remaining term loans under our senior secured credit facilities. The interest rate floors are 1.25%, for the LIBOR component of the LIBOR rate loans, and 2.25%, for the base rate component of the base rate loans. The effective annual interest rates, inclusive of debt amortization costs, on the senior secured term loan facility for 2012 and 2011 were 5.76% and 6.22%, respectively. As a result of the repayment of the 2013 term loan, the associated unamortized deferred debt issuance costs of $2.7 million were fully amortized and recorded as interest expense during 2012.

The Amended Credit Agreement also provides for a soft call option applicable to the New Term Loans and the remaining term loans under our senior secured credit facilities. The soft call option provides for a premium equal to 1.0% of the amount of the repricing payment, in the event that, on or prior to the first anniversary of the effective date of the amendment, we or our subsidiary borrowers enter into certain repricing transactions.

Senior Secured Revolving Credit Facility.

Our senior secured revolving credit facility bears interest at variable rates. Prior to October 24, 2012, our senior secured revolving credit facilities provided senior secured financing of up to $250 million with $92 million maturing on October 24, 2012 (original maturity), and $158 million maturing on January 15, 2016 (extended maturity). We had previously received commitments for $43 million of additional extended maturity senior secured revolving credit facility commitments. Pursuant to Amendment No. 2 to the Amended Credit Agreement, dated as of October 24, 2012, the additional commitments replaced a portion of the original maturity senior secured revolving credit facility. Subsequent to October 24, 2012, our senior secured revolving credit facility provides senior secured financing up to approximately $201 million.

The original maturity senior secured revolving credit facility pricing was based on our total leverage ratio and the grid ranged from 1.75% to 2.50% for LIBOR rate loans (LIBOR plus 1.75% at maturity, October 24, 2012), and from 0.75% to 1.50% for base rate loans (Base Rate plus 0.75% at October 24, 2012). We were required to pay each non-defaulting lender a commitment fee of 0.50% in respect of any unused commitments under the original maturity senior secured revolving credit facility. The commitment fee in respect of unused commitments under the original maturity senior secured revolving credit facility was subject to adjustment based upon our total leverage ratio. During 2012, the original maturity senior secured revolving credit facility was undrawn.

The extended maturity senior secured revolving credit facility pricing is based on our total leverage ratio and the grid ranges from 2.75% to 3.50% for LIBOR rate loans (LIBOR plus 3.0% at December 31, 2012), and the margin ranges from 1.75% to 2.50% for base rate loans (Base Rate plus 2.0% at December 31, 2012). We are required to pay each non-defaulting lender a commitment fee of 0.50% in respect of any unused commitments under the extended maturity senior secured revolving credit facility. The commitment fee in respect of unused commitments under the extended maturity senior secured revolving credit facility is subject to adjustment based upon our total leverage ratio.

The average daily outstanding balance of the original and extended maturity senior secured revolving credit facility during 2012 and 2011 was $1.3 million and $4.8 million, respectively. The highest balance outstanding on the original and extended maturity senior secured revolving credit facility during 2012 and 2011 was $19.9 million and $50.5 million, respectively.

The senior secured credit facilities include certain customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults to certain indebtedness, certain events of bankruptcy, certain events under the Employee Retirement Income Security Act of 1974, material judgments, the invalidity of material provisions of the documentation with respect to the senior secured credit facilities, the failure of collateral under the security documents for the senior secured credit facilities, the failure of the senior secured credit facilities to be senior debt under the subordination provisions of certain of the Company’s subordinated debt and a change of control of the Company. If an event of default occurs, the lenders under the senior secured credit facilities will be entitled to take certain actions, including the acceleration of all amounts due under the senior secured credit facilities and all actions permitted to be taken by a secured creditor.

2016 Senior Subordinated Notes

Our $450 million aggregate principal amount of 11% senior subordinated notes due 2016 (the “2016 Senior Subordinated Notes”) bear interest that is payable semiannually.

We may redeem the 2016 Senior Subordinated Notes in whole or in part at the redemption prices (expressed as percentages of principal amount of the senior subordinated notes to be redeemed) set forth below plus accrued and unpaid interest thereon to the applicable date of redemption, subject to the right of holders of 2016 Senior Subordinated Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve-month period beginning on October 15 of each of the years indicated below:

Year	Percentage
2012	103.667
2013	101.833
2014 and thereafter	100.000

2018 Senior Notes

On October 5, 2010, we issued $500 million aggregate principal amount of 8 5/8% senior notes that mature on October 1, 2018 (the “2018 Senior Notes”).

At any time prior to October 1, 2014, we may redeem all or a part of the 2018 Senior Notes at a redemption price equal to 100% of the principal amount of 2018 Senior Notes redeemed plus the applicable premium (as defined in the indenture governing the 2018 Senior Notes) as of, and accrued and unpaid interest to, the date of redemption, subject to the rights of holders of 2018 Senior Notes on the relevant record date to receive interest due on the relevant interest payment date.

On and after October 1, 2014, we may redeem the 2018 Senior Notes in whole or in part at the redemption prices (expressed as percentages of principal amount of the 2018 Senior Notes to be redeemed) set forth below plus accrued and unpaid interest thereon to the applicable date of redemption, subject to the right of holders of 2018 Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve-month period beginning on October 1 of each of the years indicated below:

Year	Percentage
2014	104.313
2015	102.156
2016 and thereafter	100.000

At any time (which may be more than once) before October 1, 2013, we can choose to redeem up to 35% of the outstanding 2018 Senior Notes with money that we raise in one or more equity offerings, as long as: we pay 108.625% of the face amount of such notes, plus accrued and unpaid interest; we redeem the notes within 90 days after completing the equity offering; and at least 65% of the aggregate principal amount of the applicable series of notes issued remains outstanding afterwards.

2019 Senior Notes

On November 24, 2010, we issued $650 million aggregate principal amount of 7 7/8% senior notes that mature January 15, 2019 (the “2019 Senior Notes”).

At any time prior to November 15, 2014, we may redeem all or a part of the 2019 Senior Notes at a redemption price equal to 100% of the principal amount of 2019 Senior Notes redeemed plus the applicable premium (as defined in the indenture governing the 2019 Senior Notes) as of, and accrued and unpaid interest to, the date of redemption, subject to the rights of holders of 2019 Senior Notes on the relevant record date to receive interest due on the relevant interest payment date.

On and after November 15, 2014, we may redeem the 2019 Senior Notes in whole or in part at the redemption prices (expressed as percentages of principal amount of the 2019 Senior Notes to be redeemed) set forth below plus accrued and unpaid interest thereon to the applicable date of redemption, subject to the right of holders of 2019 Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve-month period beginning on November 15 of each of the years indicated below:

Year	Percentage
2014	103.938
2015	101.969
2016 and thereafter	100.000

At any time (which may be more than once) before November 15, 2013, we can choose to redeem up to 35% of the outstanding 2019 Senior Notes with money that we raise in one or more equity offerings, as long as: we pay 107.875% of the face amount of such notes, plus accrued and unpaid interest; we redeem the notes within 90 days after completing the equity offering; and at least 65% of the aggregate principal amount of the applicable series of notes issued remains outstanding afterwards.

We and our subsidiaries, affiliates or significant shareholders may from time to time, in our and their discretion, purchase, repay, redeem or retire any of our outstanding debt or equity securities (including any publicly issued debt or equity securities), in privately negotiated or open market transactions, by tender offer or otherwise.

Amended and Extended Asset Securitization

On September 12, 2011, the revolving trade accounts receivable financing facility between West Receivables LLC, a wholly-owned, bankruptcy-remote direct subsidiary of West Receivables Holdings LLC and Wells Fargo Bank, National Association, was amended and extended. The amended and extended facility provides for $150.0 million in available financing and was extended to September 12, 2014, reduced the unused commitment fee to 50 basis points and lowered the LIBOR spread grid on borrowings, based on our total leverage ratio to 1.50% to 2.0% (LIBOR plus 1.75% at December 31, 2012). Under the amended and extended facility, West Receivables Holdings LLC sells or contributes trade accounts receivables to West Receivables LLC, which sells undivided interests in the purchased or contributed accounts receivables for cash to one or more financial institutions. The availability of the funding is subject to the level of eligible receivables after deducting certain concentration limits and reserves. The proceeds of the facility are available for general corporate purposes. West Receivables LLC and West Receivables Holdings LLC are consolidated in our condensed consolidated financial statements included elsewhere in this prospectus. At December 31, 2012 and 2011, this facility was undrawn. The highest balance outstanding during 2012 and 2011 was $39.0 million and $84.5 million, respectively.

The amended and extended asset securitization facility contains various customary affirmative and negative covenants and also contains customary default and termination provisions, which provide for acceleration of amounts owed under the program upon the occurrence of certain specified events, including, but not limited to, failure to pay yield and other amounts due, defaults on certain indebtedness, certain judgments, changes in control, certain events negatively affecting the overall credit quality of collateralized accounts receivable, bankruptcy and insolvency events and failure to meet financial tests requiring maintenance of certain leverage and coverage ratios, similar to those under our senior secured credit facility.

Debt Covenant Compliance

At December 31, 2012, we were in compliance with the covenants associated with all of our credit facilities.